PREPAYMENTS AND OTHER RECEIVABLES - MOVEMENTS ON PROVISION FOR IMPAIRMENT OF OTHER RECEIVABLES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
At beginning of period	¥ 10,590,000	¥ 10,590,000	¥ 10,590,000
Provision for impairment	0	0	0
Reversal of impairment loss provision	(3,660,000)	0	0
Written off of impairment loss provision	(427,000)	0	0
At end of period	6,503,000	10,590,000	¥ 10,590,000
Input VAT with related invoices not been received or verified	¥ 87,575,000	¥ 94,536,000